Revenue	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Revenue	Revenue
The Group’s revenue by type during 2023, 2022 and 2021 are as follows:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Service fees	104	670	452
Licensing fees- opt-in payments and milestones recognised at a point in time	—	—	18,583
Licensing fees - recognised over time	19,975	26,553	8,324
	20,079	27,223	27,359
Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the goods or services transfers to the customer. For obligations discharged over time, the Group recognises revenue equal to recoverable costs incurred for new collaborations from their inception until such time as the collaboration is sufficiently progressed such that the Group can reliably estimate the level of profit that will be achieved from delivery of the related performance obligations. Where collaborations include significant variable consideration which is constrained at the inception of the arrangement this can lead to gross losses being recognised during the early stages of a contract.
Service fees during the year ended December 31, 2023, 2022 and 2021 relate to revenues generated from legacy contracts held by Exscientia GmbH, in relation to which revenue is recognised at a point in time.
During the year ended December 31, 2021, £14,437,000 was recognised in relation to a candidate opt-in milestone achieved in respect of the Group’s collaboration with Celgene, in addition to £3,349,000 recognised as revenue in relation to a candidate selection milestone achieved in respect of the Group’s collaboration with GTA.
On January 4, 2022 the Group entered into a strategic research collaboration with Sanofi to develop an AI-driven pipeline of precision engineered medicines. Research will be focused on up to 15 novel small molecule candidates across oncology and immunology, in relation to which the Group will receive an up-front cash payment of £74,242,000 ($100,000,000) with the potential of $5,200,000,000 in total milestones plus tiered royalties over the duration of the collaboration.
On March 11, 2022, BMY extended its first collaboration arrangement with the Group by six months in order to generate additional data including the use of translational capabilities for key targets under the collaboration using the Group’s precision medicine platform, in relation to which the Group received a cash payment of $5,000,000 (£3,821,000).The term extension payment has been treated as an addition to the transaction price relating to the collaboration’s partially unsatisfied performance obligations relating to the design and development of candidates for collaboration targets, with a cumulative recognition of revenue at that date based upon the progress towards satisfaction of the related performance obligations in accordance with paragraph 21b of IFRS 15. The remaining element of the transaction price was recognised as revenue over the remainder of 2022 as the performance obligations were satisfied.
On May 30, 2022, the Group ended its pre-existing collaboration arrangement with Bayer AG by mutual agreement. Upon ending the agreement all remaining performance obligations pertaining to the contract were deemed to be fully discharged, resulting in the recognition of revenues totalling £1,153,000 at that point.
On July 27, 2023 the Group and Sanofi S.A. entered into an amendment to the collaboration agreement executed between the parties on January 4, 2022, pursuant to which certain terms, including with respect to certain target substitution and milestone payments, relating to targets under the collaboration were amended. There was no change to the overall contract transaction price as a result of the amendment, and no significant adjustment to revenue recognised on partially satisfied performance obligations as at the amendment date.
On September 19, 2023 the Group and the Healthcare Business of Merck KGaA, Darmstadt, Germany (“Merck KGaA, Darmstadt, Germany”), entered into a collaboration agreement focused on the discovery of novel small molecule drug candidates across oncology, neuroinflammation and immunology using Exscientia’s AI-driven precision drug design and discovery capabilities. Three potential first-in-class or best-in-class targets have been identified as the initial focus of the partnership, in relation to which the Group received an up-front cash payment of $20,100,000 (net of withholding taxes of $3,181,000 which are expected to be received in the second half of 2024), with the potential of up to $674,000,000 in discovery, development, regulatory and sales-based milestones in addition to royalty payments on net sales.
On September 27, 2023 the Group received confirmation of the achievement of a research milestone in the Group’s collaboration with Sanofi for its first inflammation and immunology target, in relation to which it received a cash payment of £3,191,000 ($4,000,000). Until achievement, this milestone was treated as constrained variable consideration relating to the drug design work undertaken in relation to the associated project, and as such it has been added to the transaction price for the related partially satisfied performance obligation from the point of achievement, with revenue recognised as the performance obligation is satisfied.
On December 21, 2023, the Group amended its current collaboration with Sanofi to add a new discovery stage programme identified and initially advanced by Exscientia, in relation to which a cash payment of $4,000,000 was received in February 2024, with revenue recognised over time as the related performance obligation is satisfied. Under the terms of the amended agreement the Group is eligible to receive up to $45,000,000 in upfront and preclinical milestone payments, as well as development, regulatory and sales-based milestone payments of over $300,000,000 and tiered royalties on product sales.
Included within revenues during the year ended December 31, 2023 are amounts totalling £6,859,000 relating to non-refundable upfront payments on projects under the Group’s ongoing collaboration with BMY which have been recognised as revenue during the year as it has been mutually determined not to proceed with further development of these projects and prioritise others within the collaboration.
The Group has assessed its significant collaboration arrangements with commercial partners and determined that no provision for future operating losses is required as at December 31, 2023, taking into account expected future cash inflows and remaining contract liability amounts for each collaboration relative to the remaining unavoidable costs of meeting the respective contracts’ obligations in each instance.
By Geographical Market:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
United Kingdom	—	—	—
France	5,075	4,379	—
Rest of Europe	619	1,846	1,599
United States of America	14,385	20,998	22,197
Rest of the World	—	—	3,563
	20,079	27,223	27,359
The above table represents the geographic locations of the headquarters of the customers to which the Group has provided services during the period, rather than the locations where the services themselves were performed.

Timing of Revenue Recognition:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Revenue related to obligations discharged over time	19,975	26,553	12,804
Revenue related to obligations discharged at a point in time	104	670	14,555
	20,079	27,223	27,359

During fiscal year 2023, £nil was recognised in relation to performance obligations satisfied or partially satisfied in previous periods (2022: £3,559,000, 2021: £nil). £19,528,000 was recognised as revenue in the period that was included in the contract liability balance at the beginning of the period (2022: £18,223,000).
The transaction price (after excluding variable consideration that is constrained) allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, are as follows:

	December 31,
	2023	2022	2021
	£’000	£’000	£’000
Within one year	25,036	29,433	21,203
More than one year	65,466	58,451	7,743
	90,502	87,884	28,946
Contractual maturities reflect the Group's best estimate of when underlying costs upon which revenue is recognised will be incurred. Details of contract liability balances are set out in notes 18 and 24.